Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Undistributed earnings of PRC subsidiaries
Withholding Income Tax Dividend Distribution	10.00%
Other tax expense	$ 3,100	$ 1,400	$ 500
Tax rate	34.00%	34.00%	34.00%
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	25.00%
Non-PRC Tax Resident Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Withholding Income Tax Dividend Distribution	10.00%
SGOCO Fujian [Member]
Income Tax Disclosure [Line Items]
Income tax expense			$ 877
Income tax payable	$ 6,241	$ 6,241
SGOCO International [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 3,176	$ 867
Tax rate	16.50%	16.50%	16.50%
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 2,304	$ 2,361
SGO [Member] | U.S. [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 609	$ 606
Tax rate	34.00%